Marketable Securities (Detail) (JPY ¥) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Available-for-sale
Cost	¥ 46,017	¥ 51,045
Fair value	99,369	104,601
Gross unrealized gains	56,019	55,242
Gross unrealized losses	2,667	1,686
Held-to-maturity
Amortized cost	40,725	18,766
Fair value	40,649	18,862
Gross unrealized gains	91	98
Gross unrealized losses	¥ 167	¥ 2